SCHEDULE OF CHANGES IN EXCHANGE RATES (Details)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 BWP (P)	Sep. 30, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BWP (P)
IfrsStatementLineItems [Line Items]
Profit for the year | $	$ (153,013)	$ (33,343)		$ (256,917)		$ 127,449
Exchange rate strengthened [member]
IfrsStatementLineItems [Line Items]
Profit for the year			$ 96,825	86,070	P (10,755)		$ 79,374	$ (5,732)	P (85,106)
Long-term exposure profit for the year					2,068,008				1,526,423
Exchange rate weakened [member]
IfrsStatementLineItems [Line Items]
Profit for the year			$ (96,825)	$ (86,070)	10,755		$ (79,374)	$ 5,732	85,106
Long-term exposure profit for the year					P (2,068,008)				P (1,526,423)